Guarantees in Insurance Contracts - Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 124,422
Ending balance	87,309	€ 124,422
Account value	100,409	149,323
Net amount at risk	180,006	250,953
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	40,547
Ending balance		40,547
Net amount at risk		25,673
Financial Guarantee Contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	3,243	4,747
Incurred guarantee benefits	(1,911)	(1,666)
Paid guarantee benefits	(4)	(2)
Net exchange differences	136	164
Transfers to disposal groups	(753)
Ending balance	711	3,243
Account value	27,752	44,693
Net amount at risk	452	1,852
Financial Guarantee Contracts [member] | United States [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,830	2,715
Incurred guarantee benefits	(1,251)	(1,047)
Paid guarantee benefits	(4)	(2)
Net exchange differences	136	164
Transfers to disposal groups	0
Ending balance	711	1,830
Account value	27,752	34,945
Net amount at risk	452	314
Financial Guarantee Contracts [member] | The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,413	2,032
Incurred guarantee benefits	(660)	(619)
Paid guarantee benefits	0
Net exchange differences	0
Transfers to disposal groups	(753)
Ending balance	0	1,413
Account value	0	9,748
Net amount at risk	€ 0	€ 1,538